EQUITY ACCOUNTING METHOD INVESTMENT CONTINUITY (Tables)	6 Months Ended
Jun. 30, 2024
Interests in other entities [Abstract]
Schedules of equity accounting method investments

	Kibali	Jabal Sayid	Zaldívar	Porgera	Other	Total
At January 1, 2023	$2,659	$382	$890	$—	$52	$3,983
Investment in equity accounting method investment	—	—	—	703	—	703
Equity pick-up (loss) from equity investees	145	102	(16)	—	1	232
Dividends received from equity investees	(180)	(93)	—	—	—	(273)
Non-cash dividends received from equity investees	(505)	—	—	—	—	(505)
Shareholder loan repayment	—	—	—	—	(7)	(7)
At December 31, 2023	$2,119	$391	$874	$703	$46	$4,133
Equity pick-up (loss) from equity investees	72	63	8	21	(1)	163
Funds invested	—	—	—	55	—	55
Dividends received from equity investees	(36)	(53)	—	—	—	(89)
At June 30, 2024	$2,155	$401	$882	$779	$45	$4,262